Summary of Significant Accounting Policies (Details 5) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Jan. 01, 2011
Components of accumulated other comprehensive loss
Foreign currency translation adjustment	$ 137.8	$ 187.3
Net actuarial loss, prior service cost and net transition assets, less amortization, net of tax benefits of $192.7 and $152.7 at year end 2011 and 2010, respectively	(394.1)	(321.2)
Net loss on derivative instruments designated as cash flow and firm commitment hedges net of tax benefits of $4.1 and $5.4 at year end 2011 and 2010, respectively	(6.9)	(9.0)
Accumulated other comprehensive loss	(263.2)	(142.9)
Cash flow and firm commitment hedging instrument activities in other comprehensive loss, net of tax
Beginning accumulated derivative loss	(9.0)	(11.0)
Net loss reclassified to earnings	6.4	12.3
Net change in the revaluation of hedging transactions	(4.3)	(10.3)
Ending accumulated derivative loss	$ (6.9)	$ (9.0)